Selling expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of selling expenses

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Transportation	10,395	9,596	5,878	787
Taxes, rates and contributions	6,014	13,115	10,349	1,506
Fees and compensation for services (1)	4,603	50	158	101
Tax on bank transactions	3,033	4,495	4,390	648
(Reversal) /Allowances for expected credit losses (Note 16)	(22)	(118)	539	49
Others	—	—	27	—

Total selling expenses	24,023	27,138	21,341	3,091

(1)	For the year ended December 31, 2020, includes 4,367 of crude storage services.